Property, Plant and Equipment, Net (Tables)	6 Months Ended
Jun. 30, 2025
Property, Plant and Equipment, Net [Abstract]
Schedule of Property, Plant and Equipment, Net

As of December 31, 2024 and June 30, 2025, property, plant and equipment, net consisted of the following:

	As of December 31,	As of June 30,
	2024	2025

Leasehold improvement	$116,729	$116,729
Machinery and equipment	474,220	474,220
Motor vehicles	354,408	354,408
Furniture and fixtures	94,261	94,261
Total property plant and equipment, at cost	1,039,618	1,039,618
Less: accumulated depreciation	(912,232)	(926,211)
Total property, plant and equipment, net	$127,386	$113,407